Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: June 12, 2023

Payment Date	6/15/2023
Collection Period Start	5/1/2023
Collection Period End	5/31/2023
Interest Period Start	5/15/2023
Interest Period End	6/14/2023

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$89,113,696.95	$37,182,841.59	$51,930,855.36	0.221927	Mar-24
Class A-2 Notes	$508,100,000.00	$—	$508,100,000.00	1.000000	May-26
Class A-3 Notes	$475,000,000.00	$—	$475,000,000.00	1.000000	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$1,211,593,696.95	$37,182,841.59	$1,174,410,855.36

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,337,808,959.20	$1,296,652,605.79	0.866898
YSOC Amount	$122,824,060.87	$118,850,549.05
Adjusted Pool Balance	$1,214,984,898.33	$1,177,802,056.74
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$89,113,696.95	4.90000%	ACT/360	$376,010.29
Class A-2 Notes	$508,100,000.00	5.20000%	30/360	$2,201,766.67
Class A-3 Notes	$475,000,000.00	4.87000%	30/360	$1,927,708.33
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$1,211,593,696.95			$5,086,496.29

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,337,808,959.20	$1,296,652,605.79
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,214,984,898.33	$1,177,802,056.74
Number of Receivables Outstanding	55,955	55,228
Weighted Average Contract Rate	3.90%	3.90%
Weighted Average Remaining Term (months)	56	55

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,421,476.49
Principal Collections	$40,955,981.46
Liquidation Proceeds	$151,076.74
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$45,528,534.69
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$45,528,534.69

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,114,840.80	$1,114,840.80	$—	$—	$44,413,693.89
Interest - Class A-1 Notes	$376,010.29	$376,010.29	$—	$—	$44,037,683.60
Interest - Class A-2 Notes	$2,201,766.67	$2,201,766.67	$—	$—	$41,835,916.93
Interest - Class A-3 Notes	$1,927,708.33	$1,927,708.33	$—	$—	$39,908,208.60
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$39,516,698.60
First Allocation of Principal	$—	$—	$—	$—	$39,516,698.60
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$39,459,407.60
Second Allocation of Principal	$6,671,640.21	$6,671,640.21	$—	$—	$32,787,767.39
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$32,727,199.39
Third Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$19,167,199.39
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$19,095,557.39
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,535,557.39
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,535,557.39
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$2,144,356.01
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,144,356.01
Remaining Funds to Certificates	$2,144,356.01	$2,144,356.01	$—	$—	$—
Total	$45,528,534.69	$45,528,534.69	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$122,824,060.87
Increase/(Decrease)	$(3,973,511.82)
Ending YSOC Amount	$118,850,549.05

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,214,984,898.33	$1,177,802,056.74
Note Balance	$1,211,593,696.95	$1,174,410,855.36
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	22	$200,371.95
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	34	$151,076.74
Monthly Net Losses (Liquidation Proceeds)			$49,295.21
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.13%
Second Preceding Collection Period			0.15%
Preceding Collection Period			0.23%
Current Collection Period			0.04%
Four-Month Average Net Loss Ratio			0.14%
Cumulative Net Losses for All Periods			$635,902.74
Cumulative Net Loss Ratio			0.04%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.12%	62	$1,583,532.95
60-89 Days Delinquent	0.05%	20	$588,116.16
90-119 Days Delinquent	0.02%	11	$234,599.43
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.19%	93	$2,406,248.54

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		1	$13,357.85
Total Repossessed Inventory		2	$55,964.03

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		31	$822,715.59
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.01%
Second Preceding Collection Period			0.02%
Preceding Collection Period			0.04%
Current Collection Period			0.06%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of May 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.49	0.04%	16	0.03%